Loans Payable (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) bitcoin	Dec. 31, 2025 USD ($) bitcoin
Margin Loan [Member]
Loans Payable [Line Items]
Credit line for margin loan	$ 10,000,000
Credit line drawn amount		$ 2,611,009
Genesis Loan [Member]
Loans Payable [Line Items]
Interest payable	$ 6,100,598	$ 6,100,598
Loan secured with BTC (in bitcoin) | bitcoin	67.98	67.98
Principal amount of loan plus interest	$ 6,100,598